INCOME TAX - Deferred income tax assets and deferred income tax liabilities (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Net operating loss carry forwards	¥ 38,311,539	¥ 39,342,952
Accrued warranty	14,798,974	14,987,967
Accrued payroll and social insurance	2,690,649	3,873,748
Deferred revenue	6,333,023	6,363,254
Advertising expense		937,639
Allowance for doubtful accounts	826,845	822,134
Write-downs for inventories	3,665,728	2,622,784
Less: Valuation allowance	(41,219,052)	(62,864,281)	¥ (98,212,408)	¥ (79,704,629)
Total deferred income tax assets, net	25,407,706	6,086,197
Deferred income tax liabilities
Short-term investments	341,864	511,975
Property, plant and equipment	11,581,945	6,840,002
Total deferred income tax liabilities	11,923,809	7,351,977
Net deferred income tax assets	14,593,376
Net deferred income tax liabilities	¥ 1,109,479	¥ 1,265,780